Grants (Tables)	12 Months Ended
Dec. 31, 2020
Grants
Summary of details of grants

	Thousands of Euros
	31/12/2020	31/12/2019
Capital grants	16,509	10,785
Interest rate grants (preference loans) (See note 21 (d))	499	592
	17,008	11,377